Investments	12 Months Ended
Dec. 31, 2022
Investments Abstract
Investments

29.	Investments
29.1.	Information on direct subsidiaries, joint arrangements and associates
	Main business segment	% Petrobras' ownership	% Petrobras' voting rights	Share-holders’ equity (deficit)	Net income (loss)for the year	Country
Subsidiaries
Petrobras International Braspetro - PIB BV	Several	100.00	100.00	52,728	3,787	Netherlands
Petrobras Transporte S.A. - Transpetro	RT&M	100.00	100.00	932	90	Brazil
Petrobras Logística de Exploração e Produção S.A. - PB-LOG	E&P	100.00	100.00	87	225	Brazil
Petrobras Biocombustível S.A.	Corporate, others	100.00	100.00	193	(38)	Brazil
Araucária Nitrogenados S.A.	Gas & Power	100.00	100.00	31	10	Brazil
Termomacaé S.A.	Gas & Power	100.00	100.00	61	14	Brazil
Braspetro Oil Services Company - Brasoil	Corporate, others	100.00	100.00	118	7	Cayman Islands
Termobahia S.A.	Gas & Power	98.85	98.85	67	11	Brazil
Baixada Santista Energia S.A.	Gas & Power	100.00	100.00	58	4	Brazil
Fundo de Investimento Imobiliário RB Logística - FII	E&P	99.15	99.15	16	8	Brazil
Procurement Negócios Eletrônicos S.A.	Corporate, others	72.00	49.00	7	2	Brazil
Petrobras Comercializadora de Gás e Energia e Participações S.A.	Corporate, others	100.00	100.00	11	−	Brazil
Transportadora Brasileira Gasoduto Bolívia - Brasil S.A.	Gas & Power	51.00	51.00	119	181	Brazil
Refinaria de Canoas S.A. (i)	RT&M	100.00	100.00	−	−	Brazil
Refinaria de Mucuripe S.A	RT&M	100.00	100.00	−	−	Brazil
Ibiritermo S.A.	Gas & Power	100.00	100.00	2	5	Brazil
Associação Petrobras de Saúde (ii)	Corporate, others	93.47	93.47	116	21	Brazil
Joint operations
Fábrica Carioca de Catalizadores S.A. - FCC	RT&M	50.00	50.00	50	17	Brazil
Joint ventures
Logum Logística S.A.	RT&M	30.00	30.00	192	(33)	Brazil
Petrocoque S.A. Indústria e Comércio	RT&M	50.00	50.00	16	80	Brazil
Refinaria de Petróleo Riograndense S.A.	RT&M	33.20	33.33	19	15	Brazil
Brasympe Energia S.A.	Gas & Power	20.00	20.00	14	1	Brazil
Brentech Energia S.A.	Gas & Power	30.00	30.00	16	28	Brazil
Metanor S.A. - Metanol do Nordeste	RT&M	34.54	50.00	19	5	Brazil
Companhia de Coque Calcinado de Petróleo S.A. - Coquepar	RT&M	45.00	45.00	−	−	Brazil
Associates
Braskem S.A. (iii)	RT&M	36.15	47.03	1,309	206	Brazil
UEG Araucária Ltda.	Gas & Power	18.80	18.80	82	(26)	Brazil
Energética SUAPE II S.A.	Gas & Power	20.00	20.00	88	31	Brazil
Nitrocolor Produtos Químicos LTDA.	RT&M	38.80	38.80	−	−	Brazil
Bioenergética Britarumã S.A.	Gas & Power	30.00	30.00	−	−	Brazil
Transportadora Sulbrasileira de Gás - TSB	Gas & Power	25.00	25.00	3	2	Brazil

(i) Company legally established, with capital contribution of US$ 58 thousand.
(ii) APS is a non-profit civil association, which carries out social or assistance activities (health care), and is consolidated in the Company’s financial statements.
(iii) Equity and net income at September 30, 2022, most current public information.

In 2022, the Company sold some equity interests, including the following significant divestments:

·	Deten Química S.A.– selling of its interest of 27.88%;
·	Gaspetro - selling of its interest of 51%;
·	Refinaria de Manaus S.A. (REMAN) - sale of 100% of the shares;
·	Paraná Xisto (SIX) - sale of 100% of the shares.

For more information on the operations mentioned above and other corporate transactions, see note 30;

The main investees of PIB BV are:

•	Petrobras Global Trading B.V. – PGT (100%, based in the Netherlands), dedicated to the trade of oil, oil products, biofuels and LNG (liquefied natural gas), as well as to the funding of its activities in light of Petrobras;
•	Petrobras Global Finance B.V. – PGF (100%, based in the Netherlands); the finance subsidiary of Petrobras, raising funds through bonds issued in the international capital market;
•	Petrobras America Inc. – PAI (100%, based in the United States), dedicated to trading and E&P activities (MP Gulf of Mexico, LLC); and
•	PNBV (100%, based in the Netherlands), operates through joint operations in Tupi BV (67.59%), Guará BV (45%), Agri Development BV (90%), Libra (40%), Papa Terra BV (62.5%), Roncador BV (75%), Iara BV (90.11%), Petrobras Frade Inversiones SA (100%) and BJOOS BV (20%), dedicated to the construction and lease of equipment and platforms for Brazilian E&P consortia.

29.2.	Investments in associates and joint ventures

	Balance at 12.31.2021	Investments	Transfer to assets held for sale	Restructuring, capital decrease and others	Results in equity-accounted investments	CTA	OCI	Dividends	Balance at 12.31.2022
Joint Ventures	509	16	1	(2)	256	1	−	(235)	546
MP Gulf of Mexico, LLC/PIB BV	387	−	−	−	170	1	−	(184)	374
Compañia Mega S.A. - MEGA	98	−	−	−	55	1	−	(5)	149
Other joint ventures	24	16	1	(2)	31	(1)	−	(46)	23
Associates	998	11	(58)	(13)	(5)	(27)	219	(109)	1,016
Other investments	3	−	−	−	−	1	−	−	4
Total	1,510	27	(57)	(15)	251	(25)	219	(344)	1,566

	Balance at 12.31.2020	Investments	Transfer to assets held for sale	Restructuring, capital decrease and others	Results in equity-accounted investments	CTA	OCI	Dividends	Balance at 12.31.2021
Joint Ventures	813	9	(325)	−	202	1	(1)	(190)	509
MP Gulf of Mexico, LLC/PIB BV	366	−	−	−	122	1	−	(102)	387
State natural gas distributors (Gaspetro)	298	−	(308)	−	38	(2)	−	(26)	−
Compañia Mega S.A. - MEGA	82	−	−	−	31	2	−	(17)	98
Other joint ventures	67	9	(17)	−	11	−	(1)	(45)	24
Associates	2,455	15	(2,139)	(172)	1,405	(32)	23	(557)	998
Other investments	5	−	−	−	−	(2)	−	−	3
Total	3,273	24	(2,464)	(172)	1,607	(33)	22	(747)	1,510

29.3.	Investments in non- consolidated listed companies
	Thousand-share lot			Quoted stock exchange prices (US$ per share)		Fair value
	12.31.2022	12.31.2021	Type	12.31.2022	12.31.2021	12.31.2022	12.31.2021
Associate
Braskem S.A.	212,427	212,427	Common	4.83	10.17	1,025	2,160
Braskem S.A.	75,762	75,762	Preferred A	4.55	10.33	345	782
						1,370	2,942

The fair value of these shares does not necessarily reflect the realizable value upon sale of a large block of shares.

Information on the main estimates used in the cash flow projections to determine the value in use of Braskem is set out in Note 25.

29.4.	Non-controlling interest

The total amount of non-controlling interest at December 31, 2022 is US$ 344(US$ 405 in 2021) primarily comprising US$ 277 of FIDC (US$ 165 in 2021); US$ 58 of Transportadora Brasileira Gasoduto Brasil-Bolívia – TBG (US$ 29 in 2021); and Gaspetro (US$ 199 in 2021).

Condensed financial information is set out as follows:

	FIDC		TBG		Gaspetro		Consolidated Structured entities

	2022	2021	2022	2021	2022	2021	2021
Current assets	9,194	3,951	200	134	−	462	−
Property, plant and equipment	−	−	298	279	−	−	−
Other non-current assets	−	−	3	2	−	−	−
	9,194	3,951	501	415	−	462	−
Current liabilities	7	1	145	109	−	58	−
Non-current liabilities	−	−	237	246	−	−	−
Shareholders' equity	9,187	3,950	119	60	−	404	−
	9,194	3,951	501	415	−	462	−
Sales revenues	−	−	350	327	100	132	−
Net income (loss)	1,454	416	181	150	21	47	(133)
Increase (decrease) in cash and cash equivalents	616	2	72	42	(14)	7	(333)

Gaspetro, a Petrobras’ subsidiary, holds interests in several state distributors of natural gas in Brazil. In July 2022, the Company closed the sale of its entire interest in Gaspetro (51%). For more information see note 30.

The Credit Rights Investment Fund (FIDC) is a fund mainly intended to securitize “performed” and “non-performed” credits for operations carried out by the Company’s subsidiaries, aiming to optimize cash management.

TBG is an indirect subsidiary which operates in natural gas transmission activities mainly through Bolivia-Brazil Gas Pipeline. The Company holds 51% of interests in this indirect subsidiary.

29.5.	Summarized information on joint ventures and associates

The Company invests in joint ventures and associates in Brazil and abroad, whose activities are related to petrochemical, refining, production, trade and logistics of oil products, gas distribution, biofuels, thermoelectric power plants, and other activities. Condensed financial information is set out below:

	2022				2021

	Joint ventures			Associates	Joint ventures			Associates

	In Brazil	MP Gulf of Mexico, LLC	Other companies abroad	In Brazil	In Brazil	MP Gulf of Mexico, LLC	Other companies abroad	In Brazil

Current assets	295	481	410	6,642	832	425	253	7,308
Non-current assets	231	139	17	2,491	371	203	11	2,334
Property, plant and equipment	508	2,690	191	7,380	461	2,683	195	6,845
Other non-current assets	37	1	−	605	460	1	1	539
	1,071	3,311	618	17,118	2,124	3,312	460	17,026
Current liabilities	294	344	145	4,473	728	324	126	4,632
Non-current liabilities	494	548	32	11,263	517	623	36	10,967
Shareholders' equity	277	2,045	291	1,587	874	1,979	196	1,688
Non-controlling interest	6	374	150	(205)	5	386	102	(261)
	1,071	3,311	618	17,118	2,124	3,312	460	17,026

Sales revenues	1,159	1,408	32	18,709	2,947	1,138	−	20,625
Net Income (loss) for the year	72	887	162	(146)	156	635	91	2,821
Ownership interest - %	20 to 50%	20%	34 to 45%	18.8 to 38.8%	20 to 83%	20%	34 to 45%	18.8 to 38.8%

Accounting policy for investments

Basis of consolidation

The consolidated financial statements include the financial information of Petrobras and the entities it controls (subsidiaries), joint operations (at the level of interest the Company has in them) and consolidated structured entities.

Intragroup balances and transactions, including unrealized profits arising from intragroup transactions, are eliminated in the consolidation of the financial statements.

Investments in other companies

Profit or loss, assets and liabilities related to joint ventures and associates are accounted for by the equity method.

Business combination

A business combination is a transaction in which the acquirer obtains control of another business, regardless it legal form. Acquisitions of businesses are accounted for using the acquisition method when control is obtained. Combinations of entities under common control are accounted for at cost. The acquisition method requires that the identifiable assets acquired and the liabilities assumed be measured at the acquisition-date fair value, with limited exceptions.